Business combinations - Schedule of Assets and Liabilities Acquired Paola Confectii (Details) - CAD ($) $ in Millions	Nov. 01, 2023	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of detailed information about business combination [line items]
Goodwill		$ 72.0	$ 70.8	$ 63.9
Paola Confectii
Disclosure of detailed information about business combination [line items]
Cash	$ 16.4
Working capital adjustments	(0.5)
Total purchase consideration	15.9
Trade receivables	7.2
Inventories	1.6
Prepaid expenses	0.1
Property, plant and equipment	2.6
Right-of-use assets	1.2
Goodwill	8.3
Accounts payable and accrued liabilities	(8.4)
Lease liability	(1.2)
Total assets acquired, net of liabilities assumed	15.9
Paola Confectii | Customer list
Disclosure of detailed information about business combination [line items]
Intangible assets	3.5
Paola Confectii | Brand
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 1.0